Lease Liabilities - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Lease liabilities [abstract]
Current portion of lease liabilities	$ 165,291	$ 152,449	[1]
Long-term portion of lease liabilities	472,473	421,213	[1]
Lease liabilities	$ 637,764	$ 573,662		$ 460,158

[1]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))